Investment Grade Credit Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 84.42%
ASSET-BACKED SECURITIES — 5.56%**
GCO Education Loan Funding Trust II, Series 2006-2AR, Class A1RN
(LIBOR USD 1-Month plus 0.65%)
0.83%	08/27/46	[1,2]	$70,854	$65,725
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08%	01/17/73	[2]	38,261	42,634
Navient Student Loan Trust, Series 2014-2,
Class A
(LIBOR USD 1-Month plus 0.64%)
0.82%	03/25/83	[1]	76,142	70,212
SLC Student Loan Trust, Series 2006-1,
Class A6
(LIBOR USD 3-Month plus 0.16%)
0.47%	03/15/55	[1]	60,000	54,784
SLM Student Loan Trust, Series 2007-2,
Class B
(LIBOR USD 3-Month plus 0.17%)
1.16%	07/25/25	[1]	70,000	54,795
SLM Student Loan Trust, Series 2008-2,
Class B
(LIBOR USD 3-Month plus 1.20%)
2.19%	01/25/83	[1]	20,000	16,952
SLM Student Loan Trust, Series 2008-3,
Class B
(LIBOR USD 3-Month plus 1.20%)
2.19%	04/26/83	[1]	20,000	18,172
SLM Student Loan Trust, Series 2008-5,
Class B
(LIBOR USD 3-Month plus 1.85%)
2.84%	07/25/73	[1]	35,000	28,753
SLM Student Loan Trust, Series 2008-6,
Class A4
(LIBOR USD 3-Month plus 1.10%)
2.09%	07/25/23	[1]	34,894	33,241
SLM Student Loan Trust, Series 2008-6,
Class B
(LIBOR USD 3-Month plus 1.85%)
2.84%	07/26/83	[1]	20,000	16,704
SLM Student Loan Trust, Series 2008-7,
Class B
(LIBOR USD 3-Month plus 1.85%)
2.84%	07/26/83	[1]	20,000	17,584
SLM Student Loan Trust, Series 2008-8,
Class A4
(LIBOR USD 3-Month plus 1.50%)
2.49%	04/25/23	[1]	22,894	22,748
SLM Student Loan Trust, Series 2008-8,
Class B
(LIBOR USD 3-Month plus 2.25%)
3.24%	10/25/75	[1]	30,000	29,036

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-9,
Class A
(LIBOR USD 3-Month plus 1.50%)
2.49%	04/25/23	[1]	$17,450	$17,077
SLM Student Loan Trust, Series 2008-9,
Class B
(LIBOR USD 3-Month plus 2.25%)
3.24%	10/25/83	[1]	15,000	14,304
Structured Receivables Finance LLC,
Series 2010-B, Class A
3.73%	08/15/36	[2]	70,960	73,969
Wachovia Student Loan Trust,
Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.17%)
1.16%	04/25/40	[1,2]	43,252	40,874

Total Asset-Backed Securities
(Cost $636,392)				617,564

CORPORATES — 56.24%*

Banking — 6.92%
Bank of America Corp.
2.59%	04/29/31	[3]	10,000	10,611
3.00%	12/20/23	[3]	15,000	15,764
Bank of America Corp. (MTN)
2.50%	02/13/31	[3]	35,000	36,696
3.97%	03/05/29	[3]	60,000	69,145
3.97%	02/07/30	[3]	30,000	34,956
Bank of New York Mellon Corp. (The) (MTN)
1.60%	04/24/25		45,000	46,652
3.25%	09/11/24		5,000	5,510
Fifth Third Bancorp
2.55%	05/05/27		30,000	32,188
JPMorgan Chase & Co.
2.52%	04/22/31	[3]	35,000	37,044
3.21%	04/01/23	[3]	50,000	52,071
3.56%	04/23/24	[3]	70,000	74,966
4.01%	04/23/29	[3]	20,000	23,085
4.20%	07/23/29	[3]	15,000	17,605
Lloyds Banking Group PLC
(United Kingdom)
3.87%	07/09/25	[3,4]	40,000	43,501
Northern Trust Corp.
1.95%	05/01/30		35,000	36,197
Santander UK Group Holdings PLC
(United Kingdom)
3.37%	01/05/24	[3,4]	30,000	31,510
3.57%	01/10/23	[4]	10,000	10,381
State Street Corp.
3.78%	12/03/24	[3]	15,000	16,548
Wells Fargo & Co. (MTN)
2.39%	06/02/28	[3]	30,000	31,026

June 2020 / 1

Investment Grade Credit Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
2.57%	02/11/31	[3]	$30,000	$31,415
2.88%	10/30/30	[3]	5,000	5,350
3.58%	05/22/28	[3]	20,000	22,211
5.01%	04/04/51	[3]	60,000	83,647

				768,079

Communications — 6.16%
AT&T, Inc.
2.75%	06/01/31		30,000	31,302
3.88%	01/15/26		10,000	11,275
4.30%	02/15/30		70,000	82,143
4.50%	03/09/48		60,000	70,014
Charter Communications Operating LLC/
Charter Communications Operating Capital
3.75%	02/15/28		42,000	45,859
Comcast Corp.
1.95%	01/15/31		70,000	71,410
Fox Corp.
3.50%	04/08/30		30,000	33,569
Koninklijke KPN NV (Netherlands)
8.38%	10/01/30	[4]	5,000	7,323
Level 3 Financing, Inc.
3.88%	11/15/29	[2]	11,000	11,623
SES SA (Luxembourg)
3.60%	04/04/23	[2,4]	15,000	15,531
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
5.15%	03/20/28	[2]	30,000	34,607
T-Mobile USA, Inc.
2.55%	02/15/31	[2]	49,000	49,295
4.38%	04/15/40	[2]	25,000	29,027
Verizon Communications, Inc.
4.33%	09/21/28		40,000	48,330
ViacomCBS, Inc.
4.20%	05/19/32		40,000	44,716
Vodafone Group PLC (United Kingdom)
4.38%	05/30/28	[4]	65,000	77,358
Walt Disney Co. (The)
6.20%	12/15/34		4,000	5,786
7.75%	01/20/24		12,000	14,553

				683,721

Consumer Discretionary — 2.52%
Anheuser-Busch InBev Worldwide, Inc.
3.50%	06/01/30		60,000	67,606
4.00%	04/13/28		52,000	60,180
4.75%	01/23/29		15,000	18,137
Bacardi Ltd. (Bermuda)
4.70%	05/15/28	[2,4]	30,000	33,976

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary (continued)
BAT Capital Corp.
2.76%	08/15/22		$30,000	$31,076
Constellation Brands, Inc.
2.88%	05/01/30		20,000	21,244
4.25%	05/01/23		15,000	16,445
Reynolds American, Inc.
5.70%	08/15/35		25,000	30,871

				279,535

Consumer Products — 0.21%
Procter & Gamble Co. (The)
3.00%	03/25/30		20,000	22,933

Electric — 3.41%
Ameren Corp.
3.50%	01/15/31		35,000	39,378
Appalachian Power Co.
4.45%	06/01/45		5,000	6,038
Berkshire Hathaway Energy Co.
3.70%	07/15/30	[2]	50,000	58,616
Consolidated Edison Co. of New York, Inc.,
Series 20A
3.35%	04/01/30		45,000	51,210
Duquesne Light Holdings, Inc.
5.90%	12/01/21	[2]	23,000	24,272
ITC Holdings Corp.
4.05%	07/01/23		10,000	10,712
Metropolitan Edison Co.
4.00%	04/15/25	[2]	25,000	28,028
Narragansett Electric Co. (The)
3.40%	04/09/30	[2]	35,000	39,152
Public Service Co. of New Mexico
3.85%	08/01/25		40,000	44,046
Southwestern Electric Power Co., Series M
4.10%	09/15/28		20,000	22,959
Tucson Electric Power Co.
5.15%	11/15/21		30,000	31,462
Xcel Energy, Inc.
3.40%	06/01/30		20,000	23,064

				378,937

Energy — 4.84%
BP Capital Markets America, Inc.
3.63%	04/06/30		25,000	28,426
Chevron Corp.
2.24%	05/11/30		15,000	15,781
Energy Transfer Operating LP
4.05%	03/15/25		10,000	10,638
4.95%	06/15/28		35,000	37,610

2 / June 2020

Investment Grade Credit Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
EQT Corp.
3.90%	10/01/27		$15,000	$12,248
Equinor ASA (Norway)
3.13%	04/06/30	[4]	20,000	22,106
Exxon Mobil Corp.
3.45%	04/15/51		20,000	22,256
3.48%	03/19/30		30,000	34,212
Hess Corp.
4.30%	04/01/27		12,000	12,540
Kinder Morgan, Inc.
5.63%	11/15/23	[2]	25,000	28,212
Petroleos Mexicanos (Mexico)
5.35%	02/12/28	[4]	15,000	12,632
5.95%	01/28/31	[2,4]	30,000	24,761
Plains All American Pipeline LP/PAA
Finance Corp.
4.65%	10/15/25		15,000	16,176
Rockies Express Pipeline LLC
4.95%	07/15/29	[2]	10,000	9,328
Ruby Pipeline LLC
7.00%	04/01/22	[2]	17,045	15,976
Sabine Pass Liquefaction LLC
4.20%	03/15/28		12,000	12,945
Shell International Finance BV (Netherlands)
2.38%	11/07/29	[4]	40,000	42,054
Southern Co. Gas Capital Corp.
3.50%	09/15/21		30,000	30,824
Sunoco Logistics Partners Operations LP
3.90%	07/15/26		10,000	10,526
4.00%	10/01/27		10,000	10,251
TC PipeLines LP
3.90%	05/25/27		30,000	31,754
Texas Eastern Transmission LP
2.80%	10/15/22	[2]	10,000	10,231
TransCanada PipeLines Ltd. (Canada)
4.10%	04/15/30	[4]	30,000	34,234
Western Midstream Operating LP
4.05%	02/01/30		25,000	24,159
Williams Cos., Inc. (The)
4.30%	03/04/24		25,000	27,373

				537,253

Finance — 7.04%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.88%	01/23/28	[4]	11,000	9,928
3.95%	02/01/22	[4]	35,000	35,027
Air Lease Corp.
3.00%	09/15/23		30,000	29,801

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
3.63%	12/01/27		$11,000	$10,733
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.88%	02/15/25	[2,4]	5,000	4,219
Citigroup, Inc.
2.57%	06/03/31	[3]	45,000	46,603
3.20%	10/21/26		20,000	21,941
3.67%	07/24/28	[3]	20,000	22,310
Daimler Finance North America LLC
2.20%	10/30/21	[2]	20,000	20,275
Ford Motor Credit Co. LLC
4.25%	09/20/22		25,000	24,599
(LIBOR USD 3-Month plus 1.08%)
1.64%	08/03/22	[1]	35,000	32,080
GE Capital Funding LLC
4.40%	05/15/30	[2]	10,000	10,418
GE Capital International Funding Co. (Ireland)
4.42%	11/15/35	[4]	70,000	70,458
General Motors Financial Co., Inc.
3.15%	06/30/22		10,000	10,181
3.20%	07/06/21		20,000	20,225
4.20%	11/06/21		15,000	15,419
4.38%	09/25/21		5,000	5,136
Goldman Sachs Group, Inc. (The)
2.60%	02/07/30		30,000	31,569
2.88%	10/31/22	[3]	75,000	76,959
Intercontinental Exchange, Inc.
2.10%	06/15/30		35,000	35,828
Morgan Stanley (GMTN)
3.70%	10/23/24		70,000	77,658
3.77%	01/24/29	[3]	20,000	22,858
Nationwide Building Society
(United Kingdom)
3.62%	04/26/23	[2,3,4]	10,000	10,396
3.77%	03/08/24	[2,3,4]	25,000	26,366
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50%	03/15/23	[2,4]	10,000	9,129
5.50%	02/15/24	[2,4]	15,000	13,734
Pipeline Funding Co. LLC
7.50%	01/15/30	[2]	18,426	24,932
Raymond James Financial, Inc.
3.63%	09/15/26		30,000	33,361
4.65%	04/01/30		25,000	29,856

				781,999

Food — 0.89%
Conagra Brands, Inc.
4.60%	11/01/25		16,000	18,464

June 2020 / 3

Investment Grade Credit Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Food (continued)
General Mills, Inc.
3.70%	10/17/23		$15,000	$16,338
Kraft Heinz Foods Co.
5.00%	07/15/35		48,000	52,912
Smithfield Foods, Inc.
5.20%	04/01/29	[2]	10,000	10,828

				98,542

Health Care — 8.51%
AbbVie, Inc.
3.20%	11/21/29	[2]	55,000	60,764
3.60%	05/14/25		25,000	27,662
3.80%	03/15/25	[2]	5,000	5,563
5.00%	12/15/21	[2]	25,000	26,273
Alcon Finance Corp.
2.75%	09/23/26	[2]	20,000	21,546
Anthem, Inc.
3.65%	12/01/27		40,000	45,603
Ascension Health, Series B
2.53%	11/15/29		20,000	21,468
Banner Health
2.34%	01/01/30		25,000	25,771
Barnabas Health, Inc., Series 2012
4.00%	07/01/28		15,000	16,750
Baxalta, Inc.
3.60%	06/23/22		25,000	26,331
Baxter International, Inc.
3.95%	04/01/30	[2]	25,000	29,651
Bayer U.S. Finance II LLC
3.88%	12/15/23	[2]	10,000	10,978
4.38%	12/15/28	[2]	55,000	64,321
4.40%	07/15/44	[2]	5,000	5,861
Becton Dickinson and Co.
3.36%	06/06/24		15,000	16,170
Boston Scientific Corp.
2.65%	06/01/30		30,000	31,277
Bristol-Myers Squibb Co.
3.90%	02/20/28	[2]	40,000	47,146
Cigna Corp.
2.40%	03/15/30		25,000	25,973
4.38%	10/15/28		30,000	35,529
DENTSPLY SIRONA, Inc.
3.25%	06/01/30		30,000	31,605
Elanco Animal Health, Inc.
5.65%	08/28/28		15,000	16,698
Fresenius U.S. Finance II, Inc.
4.25%	02/01/21	[2]	15,000	15,265
HCA, Inc.
4.13%	06/15/29		25,000	27,627

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
5.00%	03/15/24		$15,000	$16,675
Humana, Inc.
2.90%	12/15/22		15,000	15,689
3.13%	08/15/29		15,000	16,285
NYU Langone Hospitals, Series 2020
3.38%	07/01/55		20,000	20,034
Pfizer, Inc.
2.63%	04/01/30		15,000	16,545
Providence St. Joseph Health Obligated Group, Series H
2.75%	10/01/26		20,000	21,418
Quest Diagnostics, Inc.
4.20%	06/30/29		20,000	23,334
Thermo Fisher Scientific, Inc.
4.50%	03/25/30		25,000	30,854
UnitedHealth Group, Inc.
2.00%	05/15/30		25,000	26,208
3.70%	12/15/25		20,000	22,957
3.88%	12/15/28		40,000	47,964
Upjohn, Inc.
1.13%	06/22/22	[2]	35,000	35,220
Zimmer Biomet Holdings, Inc.
3.55%	03/20/30		15,000	16,233

				945,248

Industrials — 2.17%
Amcor Finance USA, Inc.
3.63%	04/28/26		5,000	5,446
4.50%	05/15/28		15,000	17,265
BAE Systems Holdings, Inc.
3.80%	10/07/24	[2]	25,000	27,239
BAE Systems PLC (United Kingdom)
3.40%	04/15/30	[2,4]	10,000	10,914
Bemis Co., Inc.
2.63%	06/19/30		15,000	15,401
General Electric Co. (MTN)
5.88%	01/14/38		30,000	33,660
(LIBOR USD 3-Month plus 0.38%)
0.92%	05/05/26	[1]	10,000	8,772
Ingersoll-Rand Co.
9.00%	08/15/21		10,000	10,813
L3Harris Technologies, Inc.
3.85%	06/15/23		15,000	16,365
Sonoco Products Co.
3.13%	05/01/30		30,000	31,380
Sydney Airport Finance Co. Pty Ltd. (Australia)
3.63%	04/28/26	[2,4]	15,000	15,720
Waste Management, Inc.
3.45%	06/15/29		20,000	20,617

4 / June 2020

Investment Grade Credit Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
WRKCo, Inc.
3.00%	06/15/33		$10,000	$10,433
4.65%	03/15/26		15,000	17,467

				241,492

Information Technology — 1.27%
Broadcom Corp./Broadcom Cayman
Finance Ltd.
3.63%	01/15/24		20,000	21,529
Dell International LLC/EMC Corp.
4.42%	06/15/21	[2]	15,000	15,421
Fiserv, Inc.
2.65%	06/01/30		25,000	26,546
Intel Corp.
3.90%	03/25/30		20,000	24,285
NVIDIA Corp.
2.85%	04/01/30		20,000	22,297
NXP BV/NXP Funding LLC (Netherlands)
4.13%	06/01/21	[2,4]	30,000	30,902

				140,980

Insurance — 2.17%
Aon Corp.
2.80%	05/15/30		25,000	26,786
3.75%	05/02/29		10,000	11,467
Berkshire Hathaway Finance Corp.
1.85%	03/12/30		10,000	10,295
Farmers Insurance Exchange
4.75%	11/01/57	[2,3]	25,000	25,413
Marsh & McLennan Cos., Inc.
2.25%	11/15/30		30,000	31,203
Metropolitan Life Global Funding I
2.95%	04/09/30	[2]	25,000	27,432
Nationwide Mutual Insurance Co.
2.60%	12/15/24	[2,3]	20,000	19,925
New York Life Insurance Co.
5.88%	05/15/33	[2]	30,000	40,941
Teachers Insurance & Annuity
Association of America
4.38%	09/15/54	[2,3]	25,000	26,563
Willis North America, Inc.
2.95%	09/15/29		20,000	21,213

				241,238

Materials — 1.12%
FMC Corp.
3.45%	10/01/29		20,000	21,771
Georgia-Pacific LLC
2.30%	04/30/30	[2]	35,000	36,542

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Materials (continued)
International Flavors & Fragrances, Inc.
4.45%	09/26/28	$40,000	$45,581
Sherwin-Williams Co. (The)
2.30%	05/15/30	20,000	20,421

			124,315

Real Estate Investment Trust (REIT) — 4.07%
Alexandria Real Estate Equities, Inc.
3.80%	04/15/26	5,000	5,637
4.50%	07/30/29	18,000	21,598
American Campus Communities
Operating Partnership LP
2.85%	02/01/30	25,000	24,169
3.63%	11/15/27	5,000	5,151
American Tower Corp.
2.90%	01/15/30	10,000	10,674
3.55%	07/15/27	15,000	16,736
AvalonBay Communities, Inc. (MTN)
2.45%	01/15/31	25,000	26,649
Boston Properties LP
2.75%	10/01/26	10,000	10,678
3.25%	01/30/31	25,000	27,019
3.40%	06/21/29	10,000	11,046
CC Holdings GS V LLC/Crown Castle
GS III Corp.
3.85%	04/15/23	15,000	16,204
Crown Castle International Corp.
3.30%	07/01/30	20,000	22,043
CubeSmart LP
4.38%	02/15/29	15,000	17,414
CyrusOne LP/CyrusOne Finance Corp.
2.90%	11/15/24	15,000	15,778
3.45%	11/15/29	30,000	31,243
Digital Realty Trust LP
3.63%	10/01/22	15,000	15,842
Essex Portfolio LP
2.65%	03/15/32	10,000	10,612
GLP Capital LP/GLP Financing II, Inc.
3.35%	09/01/24	15,000	15,250
5.30%	01/15/29	15,000	16,395
Healthcare Realty Trust, Inc.
3.75%	04/15/23	15,000	15,628
Healthcare Trust of America Holdings LP
3.10%	02/15/30	15,000	15,193
Healthpeak Properties, Inc.
3.88%	08/15/24	20,000	21,923
4.25%	11/15/23	10,000	10,896
Hudson Pacific Properties LP
3.95%	11/01/27	10,000	10,380

June 2020 / 5

Investment Grade Credit Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Kilroy Realty LP
3.05%	02/15/30		$5,000	$4,966
4.38%	10/01/25		15,000	15,938
SL Green Operating Partnership LP
3.25%	10/15/22		15,000	15,030
UDR, Inc. (MTN)
4.40%	01/26/29		10,000	11,679
Ventas Realty LP
4.13%	01/15/26		10,000	10,739

				452,510

Retail — 0.73%
Alimentation Couche-Tard, Inc. (Canada)
2.95%	01/25/30	[2,4]	15,000	15,507
3.80%	01/25/50	[2,4]	20,000	20,809
Dollar General Corp.
3.50%	04/03/30		20,000	22,511
Home Depot, Inc. (The)
3.90%	12/06/28		10,000	11,961
Starbucks Corp.
2.00%	03/12/27		10,000	10,507

				81,295

Services — 1.81%
Emory University, Series 2020
2.14%	09/01/30		35,000	36,482
IHS Markit Ltd. (Bermuda)
4.75%	08/01/28	[4]	5,000	5,882
5.00%	11/01/22	[2,4]	25,000	26,846
Massachusetts Institute of Technology
3.96%	07/01/38		25,000	31,745
Northwestern University
3.69%	12/01/38		20,000	23,061
RELX Capital, Inc.
3.00%	05/22/30		10,000	10,817
4.00%	03/18/29		20,000	23,261
Republic Services, Inc.
2.90%	07/01/26		15,000	16,410
Waste Connections, Inc. (Canada)
2.60%	02/01/30	[4]	25,000	26,434

				200,938

Transportation — 1.86%
Burlington Northern Santa Fe LLC
4.40%	03/15/42		4,000	5,009
Continental Airlines Pass-Through Trust,
Series 2007-1, Class A
5.98%	04/19/22		24,286	23,021

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00%	06/10/28		$50,000	$47,929
JetBlue Airways Pass-Through Trust,
Series 2019-1, Class AA
2.75%	05/15/32		32,598	29,226
U.S. Airways Pass-Through Trust,
Series 2010-1, Class A
6.25%	04/22/23		4,190	3,525
U.S. Airways Pass-Through Trust,
Series 2011-1, Class A
7.13%	10/22/23		20,779	17,346
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90%	10/01/24		49,619	45,501
Union Pacific Corp.
3.95%	09/10/28		30,000	35,647

				207,204

Water — 0.54%
American Water Capital Corp.
2.80%	05/01/30		55,000	60,160

Total Corporates
(Cost $5,887,638)				6,246,379

MORTGAGE-BACKED — 17.41%**
Non-Agency Commercial
Mortgage-Backed — 4.25%
BANK, Series 2019-BN16, Class A4
4.01%	02/15/52		85,000	100,245
BANK, Series 2019-BN17, Class A4
3.71%	04/15/52		55,000	64,045
DBUBS Mortgage Trust,
Series 2011-LC2A, Class XA (IO)
1.20%	07/10/44	[2,3]	781,548	3,571
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
1.23%	08/10/43	[2,3]	7,947,629	96,184
GS Mortgage Securities Trust,
Series 2011-GC5, Class XA (IO)
1.49%	08/10/44	[2,3]	1,594,545	14,986
GS Mortgage Securities Trust,
Series 2014-GC20, Class XA (IO)
1.22%	04/10/47	[3]	1,727,443	45,944
GS Mortgage Securities Trust,
Series 2019-GC42, Class A4
3.00%	09/01/52		50,000	55,422
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2010-C2,
Class XB (IO)
0.80%	11/15/43	[2,3]	1,397,175	25

6 / June 2020

Investment Grade Credit Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial
Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2012-LC9,
Class XA (IO)
1.65%	12/15/47	[3]	$895,763	$25,393
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2019-OSB,
Class A
3.40%	06/05/39	[2]	5,000	5,591
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class XB (IO)
0.31%	08/10/49	[2,3,5,6]	3,700,000	18,275
WF-RBS Commercial Mortgage Trust,
Series 2011-C3, Class XA (IO)
1.48%	03/15/44	[2,3]	2,596,162	19,318
WF-RBS Commercial Mortgage Trust,
Series 2012-C7, Class XA (IO)
1.48%	06/15/45	[2,3]	1,308,429	23,076

				472,075

Non-Agency Mortgage-Backed — 3.65%
Ameriquest Mortgage Securities, Inc.,
Asset-Backed Pass-Through Certificates,
Series 2005-R11, Class M3
(LIBOR USD 1-Month plus 0.50%)
0.68%	01/25/36	[1]	100,000	90,910
Banc of America Funding Trust,
Series 2014-R7, Class 2A1
(LIBOR USD 1-Month plus 0.14%)
0.32%	09/26/36	[1,2]	35,099	33,781
Bear Stearns ARM Trust, Series 2004-1,
Class 12A5
3.84%	04/25/34	[3]	11,418	10,888
Bombardier Capital Mortgage Securitization
Corp., Series 2000-A, Class A2
7.58%	06/15/30	[3]	19,426	5,630
CIT Mortgage Loan Trust, Series 2007-1,
Class 1A
(LIBOR USD 1-Month plus 1.35%)
1.53%	10/25/37	[1,2]	10,754	10,748
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT1, Class M1
(LIBOR USD 1-Month plus 0.63%)
0.81%	02/25/35	[1]	17,898	17,092
Conseco Finance Corp., Series 1998-4,
Class A5
6.18%	04/01/30		22,732	22,758
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 2A1
(LIBOR USD 1-Month plus 0.90%)
1.08%	10/25/47	[1]	29,466	27,813

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed
(continued)
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
4.07%	09/25/35	[3]	$18,910	$18,823
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 1A1
(LIBOR USD 1-Month plus 0.16%)
0.34%	05/25/37	[1]	27,630	26,807
IndyMac Index Mortgage Loan Trust,
Series 2007-FLX3, Class A1
(LIBOR USD 1-Month plus 0.24%)
0.42%	06/25/37	[1]	14,109	12,782
JPMorgan Mortgage Trust, Series 2005-A3,
Class 2A1
3.61%	06/25/35	[3]	13,749	13,588
Long Beach Mortgage Loan Trust,
Series 2006-1, Class 1A
(LIBOR USD 1-Month plus 0.22%)
0.40%	02/25/36	[1]	7,828	7,530
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 3A1
3.20%	07/25/34	[3]	18,653	18,524
Saxon Asset Securities Trust, Series 2007-2,
Class A2A
(LIBOR USD 1-Month plus 0.10%)
0.28%	05/25/47	[1]	87,314	71,839
Structured Asset Mortgage Investments II
Trust, Series 2004-AR1, Class 1A2
(LIBOR USD 1-Month plus 0.70%)
0.89%	03/19/34	[1]	2,512	2,369
Wells Fargo Home Equity Trust Mortgage
Pass-Through Certificates, Series 2004-1,
Class 2A1
(LIBOR USD 1-Month plus 0.30%)
0.48%	04/25/34	[1]	14,293	13,340

				405,222

U.S. Agency Commercial
Mortgage-Backed — 3.21%
Fannie Mae-Aces, Series 2016-M11,
Class X2 (IO)
2.83%	07/25/39	[3]	1,095,551	47,521
Fannie Mae-Aces, Series 2016-M4,
Class X2 (IO)
2.71%	01/25/39	[3]	493,093	34,137
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K011,
Class X3 (IO)
2.66%	12/25/43	[3]	1,067,620	4,819
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K013,
Class X3 (IO)
2.91%	01/25/43	[3]	860,000	10,005

June 2020 / 7

Investment Grade Credit Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial
Mortgage-Backed (continued)
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K015,
Class X3 (IO)
2.90%	08/25/39	[3]	$350,000	$9,937
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K020,
Class X1 (IO)
1.50%	05/25/22	[3]	1,829,597	37,874
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K025,
Class X1 (IO)
0.93%	10/25/22	[3]	755,403	11,798
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K717,
Class X3 (IO)
1.68%	11/25/42	[3]	900,000	17,463
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KAIV,
Class X2 (IO)
3.61%	06/25/41	[3]	200,000	6,337
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KC01,
Class X1 (IO)
0.82%	12/25/22	[3]	4,638,049	27,118
Ginnie Mae, Series 2011-78, Class IX (IO)
0.09%	08/16/46	[3]	2,212,448	23,308
Ginnie Mae, Series 2012-112, Class IO (IO)
0.23%	02/16/53	[3]	4,899,897	52,319
Ginnie Mae, Series 2013-1, Class IO (IO)
0.62%	02/16/54	[3]	1,505,924	40,529
Ginnie Mae, Series 2013-125, Class IO (IO)
0.63%	10/16/54	[3]	1,396,620	33,016

				356,181

U.S. Agency Mortgage-Backed — 6.30%
Fannie Mae REMICS, Series 2011-116,
Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.55%, 6.55% Cap)
5.82%	11/25/41	[1]	236,080	40,054
Fannie Mae REMICS, Series 2012-128,
Class UA
2.50%	06/25/42		87,711	89,738
Fannie Mae REMICS, Series 2013-5,
Class GF
(LIBOR USD 1-Month plus 1.10%)
1.28%	10/25/42	[1]	73,763	73,969
Freddie Mac REMICS, Series 4064,
Class TB
3.50%	06/15/42		103,000	107,892

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed
(continued)
Freddie Mac REMICS, Series 4638,
Class UF
(LIBOR USD 1-Month plus 1.00%)
1.17%	09/15/44	[1]	$49,387	$49,533
Freddie Mac Strips, Series 240,
Class IO (IO)
5.50%	07/15/36		281,647	56,163
Ginnie Mae, Series 2003-11, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.55%, 6.55% Cap)
6.35%	02/16/33	[1]	455,630	38,998
Ginnie Mae, Series 2003-110, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
6.41%	10/20/33	[1]	326,893	69,654
Ginnie Mae, Series 2018-124, Class NW
3.50%	09/20/48		58,365	62,957
Ginnie Mae, Series 2018-154, Class BP
3.50%	11/20/48		23,556	24,366
Ginnie Mae, Series 2019-15, Class GT
3.50%	02/20/49		81,461	86,837

				700,161

Total Mortgage-Backed
(Cost $2,344,107)				1,933,639

MUNICIPAL BONDS — 1.49%*
California — 1.06%
Los Angeles Unified School District, Build
America Bonds, School Improvements,
Series RY
6.76%	07/01/34		10,000	14,822
Los Angeles Unified School District, Build
America Taxable Bonds, School
Improvements, Series KR
5.75%	07/01/34		25,000	34,633
Regents of the University of California
Medical Center Pooled Revenue, Taxable
Bonds, Health, Hospital and Nursing Home
Improvements, Series N
3.01%	05/15/50		10,000	10,080
3.26%	05/15/60		20,000	20,876
San Francisco City & County Airport
Comm-San Francisco International Airport,
Airport and Marina Improvements, Series A
5.00%	05/01/49		10,000	11,988
Santa Clara Valley Transportation Authority,
Build America Bonds, Transit Improvements
5.88%	04/01/32		20,000	25,335

				117,734

8 / June 2020

Investment Grade Credit Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS (continued)
New York — 0.16%
New York City Transitional Finance Authority
Future Tax Secured Revenue, Taxable
Bonds, Public Improvements
3.73%	08/01/29	$5,000	$5,787
New York State Dormitory Authority,
Revenue Bonds, School Improvements,
Series A
5.00%	03/15/47	5,000	6,189
New York State Environmental Facilities
Corp., Revenue Bonds, Water Utility
Improvements, Series B
4.00%	06/15/37	5,000	5,997

			17,973

North Carolina — 0.27%
University of North Carolina at Chapel Hill,
College and University Taxable Revenue
Bonds, Series C
3.33%	12/01/36	25,000	29,172

Total Municipal Bonds
(Cost $155,811)			164,879

U.S. TREASURY SECURITIES — 3.72%

U.S. Treasury Bonds — 0.17%
U.S. Treasury Bonds (WI)
1.25%	05/15/50	20,000	19,220

U.S. Treasury Notes — 3.55%
U.S. Treasury Notes
0.25%	05/31/25	97,000	96,894
0.25%	06/30/25	166,000	165,695
0.38%	04/30/25	131,000	131,583

			394,172

Total U.S. Treasury Securities
(Cost $410,996)			413,392

Total Bonds – 84.42%
(Cost $9,434,944)			9,375,853

Issues	Maturity Date	Principal Amount/Shares	Value

SHORT-TERM INVESTMENTS — 14.21%
Commercial Paper — 0.18%
Ford Motor Credit Co. LLC
3.20%[7]	10/08/20	20,000	19,835

Money Market Funds — 0.29%
Dreyfus Government Cash Management
Fund
8.42%[8]		12,000	12,000

Issues	Maturity Date	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
Fidelity Investments Money Market Funds -
Government Portfolio
5.23%[8]		20,738	$20,738

			32,738

U.S. Treasury Bills — 13.74%
U.S. Cash Management Bills
0.16%[7]	11/03/20	$250,000	249,857
U.S. Cash Management Bills (WI)
0.14%[7]	10/27/20	300,000	299,872
U.S. Treasury Bills
0.14%[7]	11/12/20	300,000	299,827
0.16%[7]	11/05/20	200,000	199,894
0.16%[7]	11/27/20	300,000	299,801
0.16%[7]	12/03/20	150,000	149,906
0.28%[7,9]	09/10/20	27,000	26,993

			1,526,150

Total Short-Term Investments
(Cost $1,578,710)			1,578,723

Total Investments – 98.63%
(Cost $11,013,654)			10,954,576

Cash and Other Assets, Less
Liabilities – 1.37%			151,771

Net Assets – 100.00%			$11,106,347

[1]	Floating rate security. The rate disclosed was in effect at June 30, 2020.

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[6]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $18,275, which is 0.16% of total net assets.

[7]	Represents annualized yield at date of purchase.

[8]	Represents the current yield as of June 30, 2020.

[9]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $26,993.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

June 2020 / 9

Investment Grade Credit Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term Note

(USD): U.S. dollar

(WI): When issued

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note	19	09/30/20	$2,389,102	$5,634	$5,634
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten Year Ultra Bond	12	09/21/20	(1,889,813)	(8,901)	(8,901)
U.S. Treasury Ultra Bond	1	09/21/20	(218,156)	(5,502)	(5,502)

			(2,107,969)	(14,403)	(14,403)

TOTAL FUTURES CONTRACTS			$281,133	$(8,769)	$(8,769)

SIGNIFICANTACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund:

Net Asset Value:

The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.

Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their

10 / June 2020

Investment Grade Credit Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 - unadjusted quoted prices in active markets for identical securities

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

June 2020 / 11

Investment Grade Credit Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30, 2020 is as follows:

INVESTMENT GRADE CREDIT FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$—	$19,835	$—	$19,835
Money Market Funds	32,738	—	—	32,738
U.S. Treasury Bills	1,526,150	—	—	1,526,150
Long-Term Investments:
Asset-Backed Securities	—	617,564	—	617,564
Corporates	—	6,246,379	—	6,246,379
Mortgage-Backed	—	1,915,364	18,275	1,933,639
Municipal Bonds	—	164,879	—	164,879
U.S. Treasury Securities	413,392	—	—	413,392

Other Financial Instruments *
Assets:
Interest rate contracts	5,634	—	—	5,634
Liabilities:
Interest rate contracts	(14,403)	—	—	(14,403)

Total	$1,963,511	$8,964,021	$18,275	$10,945,807

*Other financial instruments include futures. Interest rate contracts include futures.

Certain of the Fund’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

12 / June 2020

Investment Grade Credit Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

For the period ended June 30, 2020, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

INVESTMENT GRADE CREDIT FUND	MORTGAGE-BACKED SECURITIES

Balance as of
April 1, 2020	$20,170
Accrued discounts/premiums	(504)
Realized gain/(loss)	—
Change in unrealized (depreciation)*	(1,391)
Purchases	—
Sales	—
Transfers into Level 3**	—
Transfers out of Level 3**	—

Balance as of
June 30, 2020	$18,275

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2020 was $(1,391) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2020.

Significant unobservable valuations inputs for Level 3 investments as of June 30, 2020, are as follows:

INVESTMENT GRADE CREDIT FUND	FAIR VALUE AT 6/30/20	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Mortgage-Backed Securities-
Commercial Mortgage-Backed	$18,275	Third-party Vendor	Vendor Prices	$0.49	$0.49

* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.

June 2020 / 13